   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 14, 1995
                                                           File No. 33-42484
                                                           File No. 811-6400
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 23       /X/
                                      AND
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 24            /X/

                        THE ADVISORS' INNER CIRCLE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                2 OLIVER STREET
                          BOSTON, MASSACHUSETTS 02109
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 932-7781

                                 DAVID G. LEE
                              C/O SEI CORPORATION
                           680 EAST SWEDESFORD ROAD
                           WAYNE, PENNSYLVANIA 19087
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  Copies to:
                           RICHARD W. GRANT, ESQUIRE
                          MORGAN, LEWIS & BOCKIUS LLP
                             2000 ONE LOGAN SQUARE
                       PHILADELPHIA, PENNSYLVANIA 19103
________________________________________________________________________________
   It is proposed that this filing become effective (check appropriate box)

             / /  immediately upon filing pursuant to paragraph (b)
             / /  on [date] 1994 pursuant to paragraph (b)
             / /  60 days after filing pursuant to paragraph (a)
             /X/  75 days after filing pursuant to paragraph (a)
             / /  on [date] pursuant to paragraph (a) of Rule 485.
________________________________________________________________________________
    Registrant has elected to maintain registration of an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.
         Registrant filed its 24f-2 Notice for the fiscal period ended
                    October 31, 1994 on December 30, 1994.

                        THE ADVISORS' INNER CIRCLE FUND

                             CROSS REFERENCE SHEET


N-1A ITEM NO.                                          LOCATION
=========================================================================
PART A - CLOVER CAPITAL EQUITY VALUE FUND AND CLOVER FIXED INCOME FUND
Item 1.  Cover Page                                    Cover Page
Item 2.  Synopsis                                      Summary; Expense Summary
Item 3.  Condensed Financial Information               Financial Highlights
Item 4.  General Description of Registrant             The Fund and the Portfolios;
                                                       Investment Objectives; Investment
                                                       Policies; Risk Factors; Investment
                                                       Limitations; General Information - The
                                                       Fund
Item 5.  Management of the Fund                        General Information - Trustees of the
                                                       Fund; The Adviser; The Administrator;
                                                       The Transfer Agent; Portfolio
                                                       Transactions; Expense Summary
Item 5A. Management's Discussion of Fund               **
         Performance
Item 6.  Capital Stock and Other Securities            General Information - Voting Rights;
                                                       General Information - Shareholder
                                                       Inquiries; General Information -
                                                       Dividends and Distributions; Taxes
Item 7.  Purchase of Securities Being Offered          Purchase and Redemption of Shares
Item 8.  Redemption or Repurchase                      Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings                     *


PART B - CLOVER CAPITAL EQUITY VALUE FUND AND CLOVER CAPITAL FIXED INCOME FUND
Item 10. Cover Page                                    Cover Page
Item 11. Table of Contents                             Table of Contents
Item 12. General Information and History               The Fund
Item 13. Investment Objectives and Policies            Investment Objective (Prospectus);
                                                       Investment Policies (Prospectus);
                                                       Investment Limitations
Item 14. Management of the Registrant                  General Information - Trustees of the
                                                       Fund (Prospectus); Trustees and
                                                       Officers of the Fund; The Administrator
Item 15. Control Persons and Principal                 Trustees and Officers of the
         Holders of Securities                         Fund; 5% Shareholders

Item 16. Investment Advisory and Other                 The Adviser (Prospectus and
         Services                                      Statement of Additional Information);
                                                       The Administrator (Prospectus and
                                                       Statement of Additional Information);
                                                       The Distributor (Prospectus and
                                                       Statement of Additional Information);
                                                       The Transfer Agent (Prospectus);
                                                       General Information - Counsel and
                                                       Independent Public Accountants
                                                       (Prospectus); Experts; General
                                                       Information - Custodian (Prospectus)
Item 17. Brokerage Allocation                          Portfolio Transactions (Prospectus and
                                                       Statement of Additional Information)
Item 18. Capital Stock and Other Securities            Description of Shares
Item 19. Purchase, Redemption, and Pricing of          Purchase and Redemption of
         Securities Being Offered                      Shares (Prospectus and Statement of
                                                       Additional Information); Determination
                                                       of Net Asset Value
Item 20. Tax Status                                    Taxes (Prospectus); Taxes
Item 21. Underwriters                                  The Distributor
Item 22. Calculation of Performance Data               Computation of Yield and Total Return
Item 23. Financial Statements                          Financial Information

PART A - CLOVER CAPITAL SMALL CAP VALUE FUND
Item 1.  Cover Page                                    Cover Page
Item 2.  Synopsis                                      Summary; Expense Summary
Item 3.  Condensed Financial Information               *
Item 4.  General Description of Registrant             The Fund and the Portfolio; Investment
                                                       Objective; Investment Policies; Risk
                                                       Factors; Investment Limitations;
                                                       General Information - The Fund
Item 5.  Management of the Fund                        General Information - Trustees of the
                                                       Fund; The Adviser; The Administrator;
                                                       The Transfer Agent; Portfolio
                                                       Transactions; Expense Summary
Item 5A. Management's Discussion of Fund               *
         Performance
Item 6.  Capital Stock and Other Securities            General Information - Voting Rights;
                                                       General Information - Shareholder
                                                       Inquiries; General Information -
                                                       Dividends and Distributions; Taxes
Item 7.  Purchase of Securities Being Offered          Purchase and Redemption of Shares
Item 8.  Redemption or Repurchase                      Purchase and Redemption of Shares

Item 9.  Pending Legal Proceedings                     *


PART B - CLOVER CAPITAL SMALL CAP VALUE FUND
Item 10. Cover Page                                    Cover Page
Item 11. Table of Contents                             Table of Contents
Item 12. General Information and History               The Fund
Item 13. Investment Objectives and Policies            Investment Objective (Prospectus);
                                                       Investment Policies (Prospectus);
                                                       Investment Limitations
Item 14. Management of the Registrant                  General Information - Trustees of the
                                                       Fund (Prospectus); Trustees and
                                                       Officers of the Fund; The Administrator
Item 15. Control Persons and Principal                 Trustees and Officers of the
         Holders of Securities                         Fund;
Item 16. Investment Advisory and Other                 The Adviser (Prospectus and
         Services                                      Statement of Additional Information);
                                                       The Administrator (Prospectus and
                                                       Statement of Additional Information);
                                                       The Distributor (Prospectus and
                                                       Statement of Additional Information);
                                                       The Transfer Agent (Prospectus);
                                                       General Information - Counsel and
                                                       Independent Public Accountants
                                                       (Prospectus); General Information -
                                                       Custodian (Prospectus)
Item 17. Brokerage Allocation                          Portfolio Transactions (Prospectus and
                                                       Statement of Additional Information)
Item 18. Capital Stock and Other Securities            Description of Shares
Item 19. Purchase, Redemption, and Pricing of          Purchase and Redemption of
         Securities Being Offered                      Shares (Prospectus and Statement of
                                                       Additional Information); Determination
                                                       of Net Asset Value
Item 20. Tax Status                                    Taxes (Prospectus); Taxes
Item 21. Underwriters                                  The Distributor
Item 22. Calculation of Performance Data               Computation of Yield and Total Return
Item 23. Financial Statements                          *

PART A - TURNER GROWTH EQUITY FUND, TURNER FIXED INCOME FUND
         AND TURNER SMALL CAP FUND
Item 1.  Cover Page                                    Cover Page
Item 2.  Synopsis                                      Summary; Expense Summary
Item 3.  Condensed Financial Information               Financial Highlights

Item 4.  General Description of Registrant             The Fund and the Portfolios;
                                                       Investment Objectives;
                                                       Investment Policies; Risk Factors;
                                                       Investment Limitations; General
                                                       Information - The Fund
Item 5.  Management of the Fund                        General Information - Trustees of the
                                                       Fund; The Adviser; The Administrator;
                                                       The Transfer Agent; Portfolio
                                                       Transactions; Expense Summary
Item 5A. Management's Discussion of Fund               **
         Performance
Item 6.  Capital Stock and Other Securities            General Information - Voting Rights;
                                                       General Information - Shareholder
                                                       Inquiries; General Information -
                                                       Dividends and Distributions; Taxes
Item 7.  Purchase of Securities Being Offered          Purchase and Redemption of Shares
Item 8.  Redemption or Repurchase                      Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings                     *

PART B - TURNER GROWTH EQUITY FUND, TURNER FIXED INCOME FUND
         AND TURNER SMALL CAP FUND
Item 10. Cover Page                                    Cover Page
Item 11. Table of Contents                             Table of Contents
Item 12. General Information and History               The Fund
Item 13. Investment Objectives and Policies            Investment Objectives (Prospectus);
                                                       Investment Policies (Prospectus);
                                                       Investment Limitations
Item 14. Management of the Registrant                  General Information - Trustees of the
                                                       Fund (Prospectus); Trustees and
                                                       Officers of the Fund; The Administrator
Item 15. Control Persons and Principal                 Trustees and Officers of the
         Holders of Securities                         Fund; 5% Shareholders

Item 16. Investment Advisory and Other                 The Adviser (Prospectus and
         Services                                      Statement of Additional Information);
                                                       The Administrator (Prospectus and
                                                       Statement of Additional Information);
                                                       The Distributor (Prospectus and
                                                       Statement of Additional Information);
                                                       The Transfer Agent (Prospectus);
                                                       General Information - Counsel and
                                                       Independent Public Accountants

                                                       (Prospectus); Experts; General
                                                       Information - Custodian (Prospectus)
Item 17. Brokerage Allocation                          Portfolio Transactions (Prospectus);
                                                       Portfolio Transactions
Item 18. Capital Stock and Other Securities            Description of Shares
Item 19. Purchase, Redemption, and Pricing of          Purchase and Redemption of
         Securities Being Offered                      Shares (Prospectus); Purchase and
                                                       Redemption of Shares; Determination
                                                       of Net Asset Value
Item 20. Tax Status                                    Taxes (Prospectus); Taxes
Item 21. Underwriters                                  The Distributor
Item 22. Calculation of Performance Data               Computation of Yield and Total Return
Item 23. Financial Statements                          Financial Information

PART A - WHITE OAK GROWTH STOCK FUND AND PIN OAK AGGRESSIVE STOCK FUND
Item 1.  Cover Page                                    Cover Page
Item 2.  Synopsis                                      Summary; Expense Summary
Item 3.  Condensed Financial Information               Financial Highlights
Item 4.  General Description of Registrant             The Fund and the Portfolios;
                                                       Investment Objectives and Policies;
                                                       Risk Factors; Investment Limitations;
                                                       General Information - The Fund
Item 5.  Management of the Fund                        General Information - Trustees of the
                                                       Fund; The Adviser; The Administrator;
                                                       The Transfer Agent; Portfolio
                                                       Transactions; Expense Summary
Item 5A. Management's Discussion of Fund               **
         Performance
Item 6.  Capital Stock and Other Securities            General Information - Voting Rights;
                                                       General Information - Shareholder
                                                       Inquiries; General Information -
                                                       Dividends and Distributions; Taxes
Item 7.  Purchase of Securities Being Offered          Purchase and Redemption of Shares
Item 8.  Redemption or Repurchase                      Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings                     *

PART B - WHITE OAK GROWTH STOCK FUND AND PIN OAK AGGRESSIVE STOCK FUND
Item 10. Cover Page                                    Cover Page
Item 11. Table of Contents                             Table of Contents
Item 12. General Information and History               The Fund
Item 13. Investment Objectives and Policies            Investment Objectives and Policies
                                                       (Prospectus); Investment Limitations

Item 14. Management of the Registrant                  General Information - Trustees of the
                                                       Fund (Prospectus); Trustees and
                                                       Officers of the Fund; The Administrator
Item 15. Control Persons and Principal                 Trustees and Officers of the
         Holders of Securities                         Fund; 5% Shareholders
Item 16. Investment Advisory and Other                 The Adviser (Prospectus and
         Services                                      Statement of Additional Information);
                                                       The Administrator (Prospectus and
                                                       Statement of Additional Information);
                                                       The Distributor (Prospectus and
                                                       Statement of Additional Information);
                                                       The Transfer Agent (Prospectus);
                                                       General Information - Counsel and
                                                       Independent Public Accountants
                                                       (Prospectus); Experts; General
                                                       Information - Custodian (Prospectus)
Item 17. Brokerage Allocation                          Portfolio Transactions (Prospectus and
                                                       Statement of Additional Information)
Item 18. Capital Stock and Other Securities            Description of Shares
Item 19. Purchase, Redemption, and Pricing of          Purchase and Redemption of
         Securities Being Offered                      Shares (Prospectus and Statement of
                                                       Additional Information); Determination
                                                       of Net Asset Value
Item 20. Tax Status                                    Taxes (Prospectus); Taxes
Item 21. Underwriters                                  The Distributor
Item 22. Calculation of Performance                    Computation of
         Date                                          Yield and Total Return
Item 23. Financial Statements                          Financial Information

PART A - A+P LARGE-CAP VALUE FUND
Item 1.  Cover Page                                    Cover Page
Item 2.  Synopsis                                      Summary; Expense Summary
Item 3.  Condensed Financial Information               Financial Highlights
Item 4.  General Description of Registrant             The Fund and the Portfolio; Investment
                                                       Objective and Policies; Investment
                                                       Limitations; General Information - The
                                                       Fund
Item 5.  Management of the Fund                        General Information - Trustees of the
                                                       Fund; The Adviser; The Administrator;
                                                       The Transfer Agent; Portfolio
                                                       Transactions; Expense Summary
Item 5A. Management's Discussion of Fund               **
         Performance

Item 6.  Capital Stock and Other Securities            General Information - Voting Rights;
                                                       General Information - Shareholder
                                                       Inquiries; General Information -
                                                       Dividends and Distributions; Taxes
Item 7.  Purchase of Securities Being Offered          Purchase and Redemption of Shares
Item 8.  Redemption or Repurchase                      Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings                     *

PART B - A+P LARGE-CAP VALUE FUND
Item 10. Cover Page                                    Cover Page
Item 11. Table of Contents                             Table of Contents
Item 12. General Information and History               The Fund
Item 13. Investment Objectives and Policies            Investment Objective and Policies
                                                       (Prospectus); Investment Limitations
Item 14. Management of the Registrant                  General Information - Trustees of the
                                                       Fund (Prospectus); Trustees and
                                                       Officers of the Fund; The Administrator
Item 15. Control Persons and Principal                 Trustees and Officers of the
         Holders of Securities                         Fund; 5% Shareholders
Item 16. Investment Advisory and Other                 The Adviser (Prospectus and
         Services                                      Statement of Additional Information);
                                                       The Administrator (Prospectus and
                                                       Statement of Additional Information);
                                                       The Distributor (Prospectus and
                                                       Statement of Additional Information);
                                                       The Transfer Agent (Prospectus);
                                                       General Information - Counsel and
                                                       Independent Public Accountants
                                                       (Prospectus); Experts; General
                                                       Information - Custodian (Prospectus)
Item 17. Brokerage Allocation                          Portfolio Transactions
Item 18. Capital Stock and Other Securities            Description of Shares

Item 19. Purchase, Redemption, and Pricing of          Purchase and Redemption of
         Securities Being Offered                      Shares (Prospectus and Statement of
                                                       Additional Information); Determination
                                                       of Net Asset Value
Item 20. Tax Status                                    Taxes (Prospectus); Taxes
Item 21. Underwriters                                  The Distributor
Item 22. Calculation of Performance Data               Computation of Yield and Total Return
Item 23. Financial Statements                          Financial Information

PART A - HGK FIXED INCOME FUND
Item 1.  Cover Page                                    Cover Page
Item 2.  Synopsis                                      Summary; Expense Summary
Item 3.  Condensed Financial Information               *
Item 4.  General Description of Registrant             The Fund and the Portfolio; Investment
                                                       Objective and Policies; Investment
                                                       Limitations; General Information - The
                                                       Fund
Item 5.  Management of the Fund                        General Information - Trustees of the
                                                       Fund; The Adviser; The Administrator; The Transfer Agent
Item 5A. Management's Discussion of Fund               *
         Performance
Item 6.  Capital Stock and Other Securities            General Information - Voting Rights;
                                                       General Information - Shareholder
                                                       Inquiries; General Information -
                                                       Dividends and Distributions; Taxes
Item 7.  Purchase of Securities Being Offered          Purchase and Redemption of Shares
Item 8.  Redemption or Repurchase                      Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings                     *

PART B - HGK FIXED INCOME FUND
Item 10. Cover Page                                    Cover Page
Item 11. Table of Contents                             Table of Contents
Item 12. General Information and History               The Fund
Item 13. Investment Objectives and Policies            Investment Objective and Policies
                                                       (Prospectus); Investment Limitations
Item 14. Management of the Registrant                  General Information - Trustees of the
                                                       Fund (Prospectus); Trustees and
                                                       Officers of the Fund; The Administrator
Item 15. Control Persons and Principal                 Trustees and Officers of the
         Holders of Securities                         Fund
Item 16. Investment Advisory and Other                 The Adviser (Prospectus and
         Services                                      Statement of Additional Information);
                                                       The Administrator (Prospectus and
                                                       Statement of Additional Information);
                                                       The Distributor (Prospectus and
                                                       Statement of Additional Information);
                                                       The Transfer Agent (Prospectus);
                                                       General Information - Counsel and
                                                       Independent Public Accountants
                                                       (Prospectus); General Information -
                                                       Custodian (Prospectus)

Item 17. Brokerage Allocation                          Portfolio Transactions
Item 18. Capital Stock and Other Securities            Description of Shares

Item 19. Purchase, Redemption, and Pricing of          Purchase and Redemption of
         Securities Being Offered                      Shares (Prospectus and Statement of
                                                       Additional Information); Determination
                                                       of Net Asset Value
Item 20. Tax Status                                    Taxes (Prospectus); Taxes
Item 21. Underwriters                                  The Distributor
Item 22. Calculation of Performance Data               Computation of Yield and Total Return
Item 23. Financial Statements                          *

PART A - AIG MONEY MARKET FUND CLASS A SHARES
Item 1.  Cover Page                                    Cover Page
Item 2.  Synopsis                                      Summary; Expense Summary
Item 3.  Condensed Financial Information               *
Item 4.  General Description of Registrant             The Fund and the Portfolio; Investment
                                                       Objective and Policies; Investment
                                                       Limitations; General Information - The
                                                       Fund
Item 5.  Management of the Fund                        General Information - Trustees of the
                                                       Fund; The Adviser; The Administrator;
                                                       The Transfer Agent
Item 5A. Management's Discussion of Fund               *
         Performance
Item 6.  Capital Stock and Other Securities            General Information - Voting Rights;
                                                       General Information - Shareholder
                                                       Inquiries; General Information -
                                                       Dividends and Distributions; Taxes
Item 7.  Purchase of Securities Being Offered          Purchase and Redemption of Shares
Item 8.  Redemption or Repurchase                      Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings                     *

PART A - AIG MONEY MARKET FUND CLASS B SHARES
Item 1.  Cover Page                                    Cover Page
Item 2.  Synopsis                                      Summary; Expense Summary
Item 3.  Condensed Financial Information               *
Item 4.  General Description of Registrant             The Fund and the Portfolio; Investment
                                                       Objective and Policies; Investment
                                                       Limitations; General Information - The
                                                       Fund

Item 5.  Management of the Fund                        General Information - Trustees of the
                                                       Fund; The Adviser; The Administrator;
                                                       The Transfer Agent
Item 5A. Management's Discussion of Fund               *
         Performance
Item 6.  Capital Stock and Other Securities            General Information - Voting Rights;
                                                       General Information - Shareholder
                                                       Inquiries; General Information -
                                                       Dividends and Distributions; Taxes
Item 7.  Purchase of Securities Being Offered          Purchase and Redemption of Shares
Item 8.  Redemption or Repurchase                      Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings                     *

PART B - AIG MONEY MARKET FUND CLASS A AND CLASS B SHARES
Item 10. Cover Page                                    Cover Page
Item 11. Table of Contents                             Table of Contents
Item 12. General Information and History               The Fund
Item 13. Investment Objectives and Policies            Investment Objective and Policies
                                                       (Prospectus); Investment Limitations
Item 14. Management of the Registrant                  General Information - Trustees of the
                                                       Fund (Prospectus); Trustees and
                                                       Officers of the Fund; The Administrator
Item 15. Control Persons and Principal                 Trustees and Officers of the
         Holders of Securities                         Fund
Item 16. Investment Advisory and Other                 The Adviser (Prospectus and
         Services                                      Statement of Additional Information);
                                                       The Administrator (Prospectus and
                                                       Statement of Additional Information);
                                                       The Distributor (Prospectus and
                                                       Statement of Additional Information);
                                                       The Transfer Agent (Prospectus);
                                                       General Information - Counsel and
                                                       Independent Public Accountants
                                                       (Prospectus); General Information -
                                                       Custodian (Prospectus)
Item 17. Brokerage Allocation                          Portfolio Transactions
Item 18. Capital Stock and Other Securities            Description of Shares

Item 19. Purchase, Redemption, and Pricing of          Purchase and Redemption of
         Securities Being Offered                      Shares (Prospectus and Statement of
                                                       Additional Information); Determination
                                                       of Net Asset Value
Item 20. Tax Status                                    Taxes (Prospectus); Taxes

Item 21. Underwriters                                  The Distributor
Item 22. Calculation of Performance Data               Computation of Yield and Total Return
Item 23. Financial Statements                          *

PART A - FMC SELECT FUND
Item 1.  Cover Page                                    Cover Page
Item 2.  Synopsis                                      Summary; Expense Summary
Item 3.  Condensed Financial Information               *
Item 4.  General Description of Registrant             The Fund and the Portfolio; Investment
                                                       Objective and Policies; Investment
                                                       Limitations; General Information - The
                                                       Fund
Item 5.  Management of the Fund                        General Information - Trustees of the
                                                       Fund; The Adviser; The Administrator;
                                                       The Transfer Agent
Item 5A. Management's Discussion of Fund               *
         Performance
Item 6.  Capital Stock and Other Securities            General Information - Voting Rights;
                                                       General Information - Shareholder
                                                       Inquiries; General Information -
                                                       Dividends and Distributions; Taxes
Item 7.  Purchase of Securities Being Offered          Purchase and Redemption of Shares
Item 8.  Redemption or Repurchase                      Purchase and Redemption of Shares
Item 9.  Pending Legal Proceedings                     *

PART B - FMC SELECT FUND
Item 10. Cover Page                                    Cover Page
Item 11. Table of Contents                             Table of Contents
Item 12. General Information and History               The Fund
Item 13. Investment Objectives and Policies            Investment Objective and Policies
                                                       (Prospectus); Investment Limitations
Item 14. Management of the Registrant                  General Information - Trustees of the
                                                       Fund (Prospectus); Trustees and
                                                       Officers of the Fund; The Administrator
Item 15. Control Persons and Principal                 Trustees and Officers of the
         Holders of Securities                         Fund
Item 16. Investment Advisory and Other                 The Adviser (Prospectus and
         Services                                      Statement of Additional Information);
                                                       The Administrator (Prospectus and
                                                       Statement of Additional Information);
                                                       The Distributor (Prospectus and
                                                       Statement of Additional Information);

                                                       The Transfer Agent (Prospectus);
                                                       General Information - Counsel and
                                                       Independent Public Accountants
                                                       (Prospectus); General Information -
                                                       Custodian (Prospectus)
Item 17. Brokerage Allocation                          Portfolio Transactions
Item 18. Capital Stock and Other Securities            Description of Shares

Item 19. Purchase, Redemption, and Pricing of          Purchase and Redemption of
         Securities Being Offered                      Shares (Prospectus and Statement of
                                                       Additional Information); Determination
                                                       of Net Asset Value
Item 20. Tax Status                                    Taxes (Prospectus); Taxes
Item 21. Underwriters                                  The Distributor
Item 22. Calculation of Performance Data               Computation of Total Return
Item 23. Financial Statements                          *

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.


*Not Applicable

**Information required under Item 5A is contained in the Fund's Annual Reports to Shareholders.

The Prospectus and Statement of Additional Information for the Clover Capital Equity Value Fund and the Clover Fixed Income Fund, included as part of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 28, 1995 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act") and in final form under Rule 497(c) of the 1933 Act on March 3, 1995, is hereby incorporated by reference as if set forth in full herein.

                        THE ADVISORS' INNER CIRCLE FUND

                              Investment Adviser:
                        CLOVER CAPITAL MANAGEMENT, INC.


The Advisors' Inner Circle Fund (the "Fund") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual fund (the "Portfolio"), which is a separate series of the Fund:

                      CLOVER CAPITAL SMALL CAP VALUE FUND

This Prospectus sets forth concisely the information about the Fund and the Portfolio that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated _______ __, 1995 has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


____________ __, 1995

                                    SUMMARY


    The following summary provides basic information about the Clover Capital Small Cap Value Portfolio (the "Small Cap Value Portfolio," or the "Portfolio"). The Portfolio is one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

    WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES? The Small Cap Value Portfolio seeks long-term total return by investing in a diversified portfolio of equity securities of domestic issuers with market capitalizations of $750 million or less that, in the Adviser's opinion, are undervalued relative to the market or the historic valuation of such securities.

    WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIO? The investment policies of the Portfolio entail certain risks and considerations of which investors should be aware. The Portfolio invests in equity securities that fluctuate in value, and investors should expect the Portfolio's net asset value per share to fluctuate in value. Moreover, the Portfolio invests in equity securities of smaller companies, which involves greater risk than is customarily associated with equity investments in larger, more established companies. There can be no assurance that the Portfolio will achieve its investment objective.

    For more information about the Portfolio, see "Investment Objectives," "Investment Policies," "Risk Factors" and "Description of Permitted Investments and Risk Factors."

    WHO IS THE ADVISER?   Clover Capital Management, Inc. serves as the
    investment adviser of the Portfolio. In addition to advising the Portfolio, Clover Capital Management, Inc. provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates. See "Expense Summary" and "The Adviser."

    WHO IS THE ADMINISTRATOR?   SEI Financial Management Corporation serves as
    the administrator (the "Administrator") and shareholder servicing agent to the Portfolio. See "The Administrator."

    WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Portfolio. See "The Transfer Agent."

    WHO IS THE DISTRIBUTOR? SEI Financial Services Company acts as the distributor of the Portfolio's shares. See "The Distributor."

    IS THERE A SALES LOAD? No, shares of the Portfolio are offered on a no-load basis.

    IS THERE A MINIMUM INVESTMENT? The Portfolio has a minimum initial investment of $2,000 which the Distributor may waive at its discretion.

    HOW DO I PURCHASE AND REDEEM SHARES?   Purchases and redemptions may be made
    through the Transfer Agent on a day when the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment by check or with readily available funds prior to 4:00 p.m., Eastern time. To open an account by wire, you must first call 1-800-
                                                              -----
    808-4921. Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time, on any Business Day will be effective that day. The Portfolio also offers both a Systematic Investment Plan and a Systematic Withdrawal Plan. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

    HOW ARE DISTRIBUTIONS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Small Cap Value Portfolio is distributed in the form of quarterly dividends.

    Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                                  CLOVER CAPITAL
(as a percentage of offering price)                         SMALL CAP VALUE FUND
===========================================================================
Maximum Sales Load Imposed on Purchases   .................................None
Maximum Sales Load Imposed on Reinvested Dividends  .......................None
Deferred Sales Load   .....................................................None
Redemption Fees(1)   ......................................................None
Exchange Fees   ...........................................................None
===========================================================================
(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES
(as a percentage of                                               CLOVER CAPITAL
average net assets)                                         SMALL CAP VALUE FUND
===========================================================================
Advisory Fees (after fee waivers) (2)                                      0.25%
Other Expenses (3)                                                         1.15%

===========================================================================
Total Operating Expenses (after fee waivers) (2)                           1.40%

===========================================================================

(2) The Adviser has, on a voluntary basis, waived a portion of its fees for the Portfolio. The advisory fees shown reflect these voluntary waivers. The Adviser reserves the right to terminate its waivers at any time in its sole discretion. Absent such waivers advisory fees for the Portfolio would be .85%; and total operating expenses would be 2.00%. See "The Adviser."

(3) Other Expenses for the Portfolio are based on estimated amounts for the current fiscal year and are based on a minimum annual administration fee of $50,000. Administration fees as a percentage of average daily net assets of the Portfolio will decline to .20% at net asset levels of $37.5 million and above. See "The Administrator."

EXAMPLE
================================================================================
                                                       1 year            3 years
================================================================================
An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period

CLOVER CAPITAL SMALL CAP VALUE FUND                       $14                $44
================================================================================

The example is based upon total operating expenses of the Portfolio after waivers and reimbursements as shown in the expense table. The example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. THE PURPOSE OF THE EXPENSE TABLE AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY SHAREHOLDERS OF THE PORTFOLIO. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE ADVISER" AND "THE ADMINISTRATOR."

    THE FUND AND THE PORTFOLIO

    The Advisors' Inner Circle Fund (the "Fund") offers shares of a number of diversified mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each mutual fund represents an undivided proportionate interest in that mutual fund. This Prospectus offers shares of the Fund's Clover Capital Small Cap Value Fund (the "Small Cap Value Portfolio," or the "Portfolio"). Information regarding the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

    INVESTMENT OBJECTIVE

    SMALL CAP VALUE PORTFOLIO

    The Small Cap Value Portfolio seeks long-term total return.

    There can be no assurance that the Portfolio will be able to achieve this investment objective.

    INVESTMENT POLICIES

    SMALL CAP VALUE PORTFOLIO

    Under normal market conditions, the Small Cap Value Portfolio invests at least 75% and up to 100% of its total assets in a diversified portfolio of equity securities of U.S. issuers that have market capitalizations of $750 million or less at the time of purchase, including common stocks, warrants and rights to subscribe to common stocks, equity interests issued by real estate investment trusts ("REITs") and both debt securities and preferred stocks convertible into common stocks. Clover Capital Management, Inc. (the "Adviser") employs database screening techniques to search the universe of domestic public companies for stocks trading in the bottom 20% of valuation parameters such as stock price-to-book value, price-to-cash flow, price-to-earnings and price-to-sales. From these stocks the Adviser selects a diversified group of securities for investment by utilizing additional screening and selection strategies to identify the companies that the Adviser believes are more financially stable. In addition, the Portfolio may include holdings in issuers that may not have been identified during the initial screening process but that the Adviser has identified using its value oriented fundamental research techniques. In addition, the Portfolio may invest up to 10% of its net assets in American Depositary Receipts ("ADRs").

    All of the equity securities (including ADRs) in which the Portfolio invests are traded on registered exchanges or the over-the-counter market in the United States.

    Any remaining assets may be invested in (i) the equity securities described above of U.S. issuers that have market capitalizations exceeding $750 million at the time of purchase, and (ii) money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investors Service ("Moody's"); repurchase agreements involving such securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments.

    For temporary defensive purposes during periods when the Adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in the money market instruments described above or in cash.

    For a description of certain permitted investments, see "Risk Factors" and "Description of Permitted Investments and Risk Factors" in this Prospectus and "Description of Permitted Investments" in the Statement of Additional Information.

    RISK FACTORS

    EQUITY SECURITIES - Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities, such as warrants or convertible debt, that are convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Portfolio invests will cause the net asset value of the Portfolio to fluctuate. An investment in the Portfolio may therefore be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

    The Portfolio invests in the securities of smaller companies. Investments in small capitalization companies involves greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability, may be less liquid, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. As a result, the value of the shares of the Portfolio can be expected to fluctuate more than the value of shares of an investment company investing solely in larger, more established companies.

    REITS - The value of interests in REITs may be affected by changes in (i) the value of the property owned, (ii) the quality of the mortgages held by the trust, and (iii) interest rates.

    GOVERNMENT SECURITIES - Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Portfolio invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Portfolio.

    For a description of certain permitted investments, see "Description of Permitted Investments and Risk Factors" in this Prospectus and "Description of Permitted Investments" in the Statement of Additional Information.

    INVESTMENT LIMITATIONS

    The investment objective and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Portfolio. Fundamental policies cannot be changed with respect to the Portfolio without the consent of a majority of the holders of the Portfolio's outstanding shares.

    The Portfolio may not:

    1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

    2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

    3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of its total assets.

    The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

    THE ADVISER

    Clover Capital Management, Inc. is a professional investment management firm founded in 1984 by Michael Edward Jones and Geoffrey Harold Rosenberger, who are Managing Directors of the Adviser and control all of the Adviser's outstanding voting stock. As of October 31, 1995, the Adviser had discretionary management authority with respect to approximately $1.4 billion of assets. The principal business address of the Adviser is 11 Tobey Village Office Park, Pittsford, NY 14534.

    The Adviser serves as the Portfolio's investment adviser under an investment advisory agreement (the "Advisory Agreement") with the Fund. Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund. In addition to advising the Portfolio, the Adviser provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates.

    Since its inception, the Small Cap Value Portfolio has been managed by a committee of research professionals led by Michael E. Jones, CFA, and Lawrence Creatura. Mr. Jones is a co-founder of the Adviser and for the past five years has been the Managing Director of the Adviser. For the past two years Mr. Creatura has been a Vice President for Investments for the Adviser. For the previous three years he was a Laser Systems Engineer/Researcher for Laser Surge, Inc.

    For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .85% of the average daily net assets of the Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees and/or to reimburse Portfolio expenses in order to limit total operating expenses of the Portfolio to an annual rate of not more than 1.40% of the Portfolio's average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waiver and any reimbursement at any time.

    THE ADMINISTRATOR

    SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

    For these administrative services, the Administrator is entitled to a fee from the Portfolio, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Portfolio. However, the Portfolio pays the Administrator a minimum annual fee of $50,000. The administration fee the Portfolio pays will decline to an annual rate of .20% of the Portfolio's average daily net assets at net asset levels of $25 million and above.

    The Administrator also serves as shareholder servicing agent of the Portfolio under a shareholder servicing agreement with the Fund.

    THE TRANSFER AGENT

    DST Systems, Inc., 1005 Baltimore, Kansas City, MO 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

    THE DISTRIBUTOR

    SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for distribution services for the shares of the Portfolio.

    PORTFOLIO TRANSACTIONS

    The Advisory Agreement authorizes the Adviser to select broker/dealers that will execute the purchase or sale of investment securities for the Portfolio and directs the Adviser to seek to obtain the best net results. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to the Portfolio's public offering price.

    The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser to the Portfolio and the Adviser's other clients.

    The Portfolio may execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation.

    Because shares of the Portfolio are not marketed through intermediary broker/dealers, it is not the Portfolio's practice to allocate brokerage or effect principal transactions with the broker/dealers on the basis of sales of shares that may be made through such firms. However, the Adviser may place Portfolio orders with qualified broker/dealers who refer clients to the Portfolio.

    Some securities considered for investment by the Portfolios may also be appropriate for other accounts and/or clients served by that Adviser. If the purchase or sale of securities consistent with the investment policies of the Portfolio and another of the Adviser's accounts and/or clients are considered at or about the same time, transactions in such securities will be allocated among the Portfolio and the other accounts and/or clients in a manner deemed equitable by the Adviser.

    PURCHASE AND REDEMPTION OF SHARES

    Investors may purchase and redeem shares of the Portfolio directly through the Transfer Agent, P.O. Box 419009, Kansas City, MO 64141-6009 by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Portfolio may be made on any day when the New York Stock Exchange is open for business ("Business Day"). Shares of the Portfolio are offered only to residents of states in which such shares are eligible for purchase.

    The minimum initial investment in the Portfolio is $2,000, and subsequent purchases must be at least $250. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Portfolio's Systematic Investment Plan must be at least $250.

    PURCHASES BY MAIL

    An account may be opened by mailing a check or other negotiable bank draft (payable to the Small Cap Value Portfolio) for $2,000 or more, together with a completed Account Application to the Transfer Agent, P.O. Box 419009, Kansas City, MO 64141-6009. Subsequent investments may also be mailed directly to the Transfer Agent.

    PURCHASES BY WIRE TRANSFER

    Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7052-396-5; Further
    Credit: Small Cap Value Portfolio. The shareholder's name and account number must be specified in the wire.

    Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: DST Systems, Inc., P.O. Box 419009, Kansas City, MO 64141-6009.

    Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

    GENERAL INFORMATION REGARDING PURCHASES

    A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment by check or readily available funds before 4:00 p.m., Eastern time. The purchase price of shares of the Portfolio is the Portfolio's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolio.

    If a check received for the purchase of shares does not clear, the purchase will be cancelled, and the investor could be liable for any losses or fees incurred. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interest of the Portfolio or its shareholders to accept such order.

    Shares of the Portfolio may be purchased in exchange for securities to be included in that Portfolio, subject to the Adviser's or Administrator's determination that these securities are acceptable. Securities accepted in such an exchange will be valued at their market value. All accrued interest and subscription or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered by the shareholder to the Portfolio upon receipt from the issuer.

    The Adviser or Administrator will not accept securities in exchange for shares of the Portfolio unless (1) such securities are appropriate investments of the Portfolio at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Portfolio are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, as amended, or otherwise; and
    (3) prices are available from an independent pricing service approved by the Fund's Board of Trustees.

    SYSTEMATIC INVESTMENT PLAN - A shareholder may also arrange for periodic additional investments in the Portfolio through automatic deductions by Automated

    Clearing House ("ACH") transactions from a checking or savings account by completing the appropriate section of the Account Application form. This Systematic Investment Plan is subject to account minimum initial purchase amounts and a minimum pre-authorized investment amount of $250 per month. An Account Application form may be obtained by calling 1-800-932-7781.

    EXCHANGES

    Shareholders of the Portfolio may exchange their shares for shares of either the Clover Capital Equity Value Fund or the Clover Capital Fixed Income Fund (each, an "Eligible Portfolio"). Exchanges are made at net asset value. An exchange is considered a sale of shares and will result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Eligible Portfolio before any exchange will be effected, and the exchange privilege may be exercised only in those states where shares of the new Eligible Portfolio may legally be sold. If the Transfer Agent receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by 4:00 p.m. on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Fund reserves the right to modify or terminate this exchange offer on 60 days' notice.

    REDEMPTIONS

    Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take 15 or more days. Shareholders may not close their accounts by telephone; redemption or exchange orders closing an account must be sent in writing to the Transfer Agent.

    Shareholders may receive redemption payments in the form of a check or by Federal Reserve wire transfer or ACH. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the Portfolio by

    Federal Reserve wire on federal holidays restricting wire transfers. The Fund does not charge for ACH wire transactions; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

    SYSTEMATIC WITHDRAWAL PLAN - The Portfolio offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $2,000 or more. Shareholders may elect to receive automatic payments via ACH of $500 or more on a monthly, quarterly, semi-annual or annual basis. An application form for SWP may be obtained by calling 1-800-932-7781.

    Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

    Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

    The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

    The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently, 4:00 p.m., Eastern time) on any Business Day. The Portfolio will use a pricing service to provide market quotations. The pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security.

    PERFORMANCE

    From time to time, the Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

    The total return of the Portfolio refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

    The Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Portfolio may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

    The Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

    TAXES

    The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    TAX STATUS OF THE PORTFOLIO:

    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

    TAX STATUS OF DISTRIBUTIONS:

    The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

    Certain securities purchased by the Portfolio (such as STRIPS, defined in "Description of Permitted Investments and Risk Factors") are sold with original issue discount and thus do not make periodic cash interest payments. For a further description of such securities, see "Description of Permitted Investments and Risk

    Factors" below. The Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

    Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolio provided certain state-specific conditions are satisfied. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular state.

    Dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

    The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

    Sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

    Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

    GENERAL INFORMATION

    THE FUND

    The Fund, an open-end investment management company that offers shares of diversified portfolios, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

    The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses.

    TRUSTEES OF THE FUND

    The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

    VOTING RIGHTS

    Each share held entitles the shareholder of record to one vote. The Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

    REPORTING

    The Fund issues unaudited financial information semiannually and audited financial statements annually for the Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

    SHAREHOLDER INQUIRIES

    Shareholder inquiries should be directed to The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, MO 64141-6009 or directed to 1-800-932-7781.
    Purchase, redemption and exchange orders should be placed with the Transfer Agent at the same address or by calling 1-800-808-4921.

    DIVIDENDS AND DISTRIBUTIONS

    Substantially all of the net investment income (excluding capital gain) of the Portfolio is distributed in the form of dividends to shareholders of record on the last Business Day of each quarter. If any capital gain is realized for the Portfolio, substantially all of it will be distributed at least annually.

    Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve wire transfer or ACH.

    Dividends and other distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

    COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

    Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

    CUSTODIAN

    CoreStates Bank, N.A., Broad and Chestnut Streets, P. O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Portfolio. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

    DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    The following is a description of certain permitted investments and risk factors for the Portfolio:

    AMERICAN DEPOSITARY RECEIPTS ("ADRS")- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas, an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

    CONVERTIBLE SECURITIES - Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

    EQUITY SECURITIES - Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect the Portfolio's net asset value.

    MONEY MARKET INSTRUMENTS -

         Bankers' Acceptances - Bankers' acceptances are bills of exchange or
         ----------------------
         time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

         Certificates of Deposit - Certificates of deposit are interest bearing
         ------------------------
         instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

         Commercial Paper - Commercial paper is a term used to describe
         ------------------
         unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

         Investment Companies - The Portfolio may purchase shares of other
         ----------------------
         investment companies that invest solely in money market instruments as permitted by the 1940 Act and the rules and regulations thereunder. Under these rules and regulations, the Portfolio is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Portfolio's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. The Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

         Repurchase Agreements - Repurchase agreements are agreements by which
         ---------------------
         the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

         Time Deposits - Time deposits are non-negotiable receipts issued by a
         -------------
         bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

         U.S. Government Agencies - Obligations issued or guaranteed by agencies
         ------------------------
         of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

         U.S. Treasury Obligations - U.S. Treasury obligations consist of bills,
         -------------------------
         notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately
         Traded Registered Interest and Principal Securities ("STRIPS").

    REITS - REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. A shareholder in the Portfolio should realize that by investing in REITs indirectly through the Portfolio, he or she will bear not only his or her proportionate share of the expenses of the Portfolio, but also indirectly, similar expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

    Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

                               TABLE OF CONTENTS


                                                                            Page
                                                                            ----
    Summary.................................................................   2
    Expense Summary.........................................................   4
    The Fund and the Portfolio..............................................   5
    Investment Objective....................................................   5
    Investment Policies.....................................................   5
    Risk Factors............................................................   6
    Investment Limitations..................................................   7
    The Adviser.............................................................   8
    The Administrator.......................................................   9
    The Transfer Agent......................................................   9
    The Distributor.........................................................   9
    Portfolio Transactions..................................................   9
    Purchase and Redemption of Shares.......................................  10
    Performance.............................................................  14
    Taxes...................................................................  15
    General Information.....................................................  17
    Description of Permitted Investments and Risk Factors...................  19

    Fund:
    THE ADVISORS' INNER CIRCLE FUND



    Portfolio:
    CLOVER CAPITAL SMALL CAP VALUE FUND



    Adviser:
    CLOVER CAPITAL MANAGEMENT INC.



    Distributor:
    SEI FINANCIAL SERVICES COMPANY



    Administrator:
    SEI FINANCIAL MANAGEMENT CORPORATION



    Legal Counsel:
    MORGAN, LEWIS & BOCKIUS LLP



    Independent Public Accountants:
    ARTHUR ANDERSEN LLP



    _____________ __, 1995

                                     FUND:
                        THE ADVISORS' INNER CIRCLE FUND

                                  PORTFOLIO:
                      CLOVER CAPITAL SMALL CAP VALUE FUND

                              INVESTMENT ADVISER:
                        CLOVER CAPITAL MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus and relates only to the Clover Capital Small Cap Value Fund (the "Small Cap Value Portfolio," or the "Portfolio"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolio and should be read in conjunction with the Portfolio's prospectus dated ______________ __, 1995. Prospectuses for the Portfolio may be obtained by calling 1-800-932-7781.




                               TABLE OF CONTENTS

THE FUND.................................................................  S - 2
DESCRIPTION OF PERMITTED INVESTMENTS.....................................  S - 2
INVESTMENT LIMITATIONS...................................................  S - 3
THE ADVISER..............................................................  S - 6
THE ADMINISTRATOR........................................................  S - 6
THE DISTRIBUTOR..........................................................  S - 7
TRUSTEES AND OFFICERS OF THE FUND........................................  S - 7
COMPUTATION OF YIELD AND TOTAL RETURN.................................... S - 10
PURCHASE AND REDEMPTION OF SHARES........................................ S - 11
DETERMINATION OF NET ASSET VALUE......................................... S - 11
TAXES.................................................................... S - 12
PORTFOLIO TRANSACTIONS................................................... S - 13
DESCRIPTION OF SHARES.................................................... S - 15
SHAREHOLDER LIABILITY.................................................... S - 15
LIMITATION OF TRUSTEES' LIABILITY........................................ S - 15

__________ __, 1995

THE FUND

This Statement of Additional Information relates only to the Clover Capital Small Cap Value Fund (the "Small Cap Value Portfolio," or the "Portfolio"). The Portfolio is a separate series of The Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company that offers shares of diversified portfolios, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolio.

DESCRIPTION OF PERMITTED INVESTMENTS

REPURCHASE AGREEMENTS are agreements by which a person (e.g., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or a primary securities dealer, as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolio, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

The Portfolio may invest in AMERICAN DEPOSITARY RECEIPTS. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

REITS

REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.
Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in the Portfolio should realize that by investing in REITs indirectly through the Portfolio, he or she will bear not only his or her proportionate share of the expenses of the Portfolio, but also indirectly, similar expenses of underlying REITs.

The Portfolio may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.


INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Portfolio, which cannot be changed with respect to the Portfolio without the consent of the holders of a majority of the Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

The Portfolio may not:

1. With respect to 75% of its assets, acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

     All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, and the Portfolio may enter into repurchase agreements, as described in its Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts, provided that this shall not prevent the Portfolio from investing in readily marketable securities of issuers that can invest in real estate or commodities, institutions that issue mortgages and real estate investment trusts pursuant to the Portfolio's investment objective and policies.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling portfolio securities.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission.


11. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

In addition to the non-fundamental investment policies described elsewhere in the Prospectus and Statement of Additional Information, the following investment limitations are non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

1. The Portfolio may invest in warrants and other rights to purchase common stocks in an amount not exceeding 5% of the Portfolio's net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

2. The Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its assets. An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.


3. To the extent the Portfolio is registered in the state of California and purchases securities of other investment companies, such purchases shall be limited to shares of money market open-end investment companies and the investment adviser will waive its fee on that portion of the Portfolio's assets placed in such money market open-end investment companies.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE ADVISER

The Fund and Clover Capital Management, Inc. have entered into an advisory agreement dated November 14, 1991 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Portfolio (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Portfolio are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Portfolio to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

The Fund and SEI Financial Management Corporation (the "Administrator") have entered into an administration agreement dated November 14, 1991 (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a wholly owned subsidiary of SEI Corporation ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 680 East Swedesford Road, Wayne, PA 19087-1658. Alfred P. West, Jr., Henry H. Greer and Carmen V. Romeo constitute the Board of Directors of the Administrator. Mr. West is the Chairman of the Board and Chief Executive Officer of the Administrator and of SEI. Mr. Greer is the President and Chief Operating Officer of the Administrator and of SEI. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator also serves as administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc.(C), CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, and the Fund are parties to a distribution agreement dated November 14, 1991 (the "Distribution Agreement"). The Distributor will receive no compensation for distribution of shares of the Portfolio.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees and executive officers of the Fund and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and executive officer is SEI Financial Management Corporation, 680 E. Swedesford Road, Wayne, PA 19087-1658. Certain officers of the Fund also serve as Trustees and/or officers of The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, The Compass Capital Group, Conestoga Family of Funds, CoreFunds, Inc., CrestFunds, Inc.(C), CUFUND, FFB Lexicon Funds, First American Investment Funds, Inc., First American Funds, Inc., Insurance Investment Products Trust, Inventor Funds, Inc., Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), 1784 Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

ROBERT A. NESHER - Trustee* - 8 South Street, Kennebunkport, ME 04046. Retired since 1994. Director, Executive Vice President of SEI Corporation, 1986-1994. Director and Executive Vice President of the Administrator and Distributor, September, 1981-1994.

JOHN T. COONEY - Trustee** - 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989.

WILLIAM M. DORAN - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner of Morgan, Lewis & Bockius LLP, Counsel to SEI, the Fund, the Administrator and Distributor, for the past five years. Director and Secretary of SEI.

FRANK E. MORRIS - Trustee** - 105 Walpole Street, Dover, MA 02030. Peter Drucker Professor of Management, Boston College since 1989. President, Federal Reserve Bank of Boston, 1968-1988.

ROBERT A. PATTERSON - Trustee** - 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-
1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College.

GENE PETERS - Trustee** - 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978.

JAMES M. STOREY - Trustee** - Ten Post Office Square South, Boston, MA 02109. Retired since 1993. Formerly, Partner of Dechert Price & Rhoads (law firm).

DAVID G. LEE - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

CARMEN V. ROMEO - Treasurer - Director, Executive Vice President, Chief Financial Officer and Treasurer of SEI. Director, Executive Vice President and Treasurer of the Administrator and the Distributor since 1981.

SANDRA K. ORLOW - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983.

KEVIN P. ROBINS - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI, the Administrator and the Distributor since 1994. Secretary of the Administrator and the Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and the Distributor (1992-
1994).  Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

JEFFREY A. COHEN, CPA - Controller, Assistant Secretary - Director, International and Domestic Funds Accounting, SEI Corporation since 1991. Audit Manager, Price Waterhouse prior to 1991.

ROBERT B. CARROLL - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1994. United States Securities and Exchange Commission, Division of Investment Management, (1990-1994). Associate, McGuire, Woods, Battle & Boothe (law firm) before 1990.

KATHRYN L. STANTON - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm) (1989-1994).

JOSEPH M. LYDON - Vice President, Assistant Secretary - Director of Business Administration of Fund Resources, SEI Corporation since 1995. Vice President of Fund

Group and Vice President of the Adviser, Dreman Value Management and President of Dreman Financial Services, Inc. prior to 1995.

TODD CIPPERMAN - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

RICHARD W. GRANT - Secretary - 2000 One Logan Square, Philadelphia, PA 19103, Partner of Morgan, Lewis & Bockius LLP (law firm), Counsel to SEI, the Fund, the Administrator and the Distributor for the past five years.

___________________
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1995.

========================================================================================================================

                                                                                                  Total
                                                                                                  Compensation
                                                                                                  From Registrant
                                                                                                  and Fund
                             Aggregate Compensation     Pension or                                Complex Paid to
                             From Registrant for the    Retirement Benefits    Estimated          Trustees for the
                             Fiscal Year Ended          Accrued as Part of     Annual Benefits    Fiscal Year Ended
 Name of Person, Position    October 31, 1995           Fund Expenses          Upon Retirement    October 31, 1995
------------------------------------------------------------------------------------------------------------------------

 John T. Cooney              $9,429.84                       N/A                    N/A            $9,429.84 for
                                                                                                   services on 1
                                                                                                   board
------------------------------------------------------------------------------------------------------------------------
 Frank E. Morris             $9,429.84                       N/A                    N/A            $9,429.84 for
                                                                                                   services on 1
                                                                                                   board
------------------------------------------------------------------------------------------------------------------------
 Robert Patterson            $9,429.84                       N/A                    N/A            $9,429.84 for
                                                                                                   services on 1
                                                                                                   board
------------------------------------------------------------------------------------------------------------------------
 Eugene B. Peters            $9,429.84                       N/A                    N/A            $9,429.84 for
                                                                                                   services on 1
                                                                                                   board
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  James M. Storey, Esq.       $9,429.84      N/A       N/A     $9,429.84 for
                                                               services on 1
                                                               board
================================================================================

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Fund may advertise yield and total return of the Portfolio. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)/6/-1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of the Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Shares of the Portfolio are offered on a continuous basis.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of which disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission (the "SEC") has by order permitted. The Fund also reserves the right to suspend sales of shares of the Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Portfolio are valued by the Administrator. The Administrator will use an independent pricing service and may obtain broker quotations to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls or which are engaged in the same, similar or related trades or business.

Notwithstanding the Distribution Requirement described above, which requires only that the Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

In certain cases, the Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

If the Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

STATE TAXES

No Portfolio is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Portfolio has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Fund, the Adviser is responsible for placing the orders to execute transactions for the Portfolio. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Portfolio invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.

The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Portfolio.

It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker/dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker/dealers who recommend the Portfolio's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker/dealers.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The Prospectus and Statement of Additional Information for the Turner Growth Equity Fund, the Turner Fixed Income Fund and the Turner Small Cap Fund, included as part of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 28, 1995 pursuant to Rule 485(b) under the 1933 Act and in final form under Rule 497(c) of the 1933 Act on March 3, 1995, is hereby incorporated by reference as if set forth in full herein.

The Prospectus and Statement of Additional Information for the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund, included as part of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 28, 1995 pursuant to Rule 485(b) under the 1933 Act and in final form under Rule 497(c) of the 1933 Act on March 3, 1995, is hereby incorporated by reference as if set forth in full herein.


The Prospectus and Statement of Additional Information for the A+P Large-Cap Value Fund, included as part of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 31, 1995 pursuant to Rule 485(a) of the 1933 Act, are hereby incorporated by reference as if set forth in full herein.

The Prospectus and Statement of Additional Information for the HGK Fixed Income Fund, included as part of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994, and in final form under Rule 497(c) of the 1933 Act on August 18, 1994 as supplemented February 28, 1995 in Post-Effective Amendment No. 20 pursuant to Rule 485(b) under the 1933 Act and in final form under Rule 497(c) of the 1933 Act on March 3, 1995, as amended March 8, 1995, are hereby incorporated by reference as if set forth in full herein.

The Prospectus for the AIG Money Market Fund Class A Shares, included as part of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 pursuant to Rule 485(a) under the 1933 Act and in final form under Rule 497(c) of the 1933 Act on November 29, 1994, as supplemented June 1, 1995 in Post-Effective Amendment No. 21 pursuant to Rule 485(b) under the 1933 Act and in final form under Rule 497(c) of 1933 Act on June 6, 1995, is hereby incorporated by reference as if set forth in full herein.

The Prospectus for the AIG Money Market Fund Class B Shares, included as part of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 pursuant to Rule 485(a) under the 1933 Act and in final form under Rule 497(c) of the 1933 Act on November 29, 1994, as amended February 8, 1995, as supplemented June 1,

1995 in Post-Effective Amendment No. 21 pursuant to Rule 485(b) under the 1933 Act and in final form under Rule 497(c) of the 1933 Act on June 6, 1995, is hereby incorporated by reference as if set forth in full herein.

The Statement of Additional Information for the AIG Money Market Fund Class A and Class B Shares, included as part of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 pursuant to Rule 485(a) under the 1933 Act and in final form under Rule 497(c) of the 1933 Act on November 29, 1994, as amended December 6, 1994, as supplemented June 1, 1995 in Post-Effective Amendment No. 21 pursuant to Rule 485(b) under the 1933 Act and in final form under Rule 497(c) of the 1933 Act on June 6, 1995, is hereby incorporated by reference as if set forth in full herein.


The Prospectus and Statement of Additional Information for the FMC Select Fund, included as part of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 pursuant to Rule 485(a) under the 1933 Act and in final form under Rule 497(c) of the 1933 Act on May 8, 1995, as supplemented October 31, 1995 in Post-Effective Amendment No. 22 pursuant to Rule 485(a) under the 1933 Act is hereby incorporated by reference as if set forth in full herein.

PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)       Financial Statements

          (i) The Registrant's audited Financial Statements for the Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, Turner Growth Equity Fund, Turner Small Cap Fund, White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund for the fiscal year ended October 31, 1994 including Arthur Andersen LLP's reports thereon are incorporated by reference to each such Fund's Statement of Additional Information filed as a part of Post-Effective Amendment No. 20 to the Registrant's Registration Statement (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 1995. The Financial Statements included are:

                        Statement of Net Assets
                        Statement of Operation
                        Statement of Changes in Net Assets
                        Financial Highlights
                        Notes to Financial Highlights

          (ii) The Registrant's unaudited Financial Statements for the HGK Fixed Income Fund for the period ended January 31, 1995 are incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement (File No. 33-42484) filed with Securities and Exchange Commission on February 28, 1995. The Financial Statements included are:

                        Statement of Net Assets
                        Statement of Operations
                        Statement of Changes in Net Assets
                        Financial Highlights
                        Notes to Financial Highlights


          (iii) The Registrant's audited Financial Statements for the A+F Large-Cap Fund for the fiscal year ended October 31, 1994 including Arthur Andersen LLP's report thereon are incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (File No. 33-42484) filed with Securities and Exchange Commission on October 31, 1995. The Financial Statements included are:

                        Statement of Net Assets
                        Statement of Operation
                        Statement of Changes in Net Assets
                        Financial Highlights
                        Notes to Financial Highlights


          (iv) The Registrant's unaudited Financial Statements for the A+F Large-Cap Fund for the period ended April 30, 1995 are incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (File No. 33-42484) filed with Securities and Exchange Commission on October 31, 1995. The Financial Statements included are:

                        Statement of Net Assets
                        Statement of Operations
                        Statement of Changes in Net Assets
                        Financial Highlights
                        Notes to Financial Highlights


          (v) The Registrant's unaudited Financial Statements for the FMC Select Fund for the period ended September 30, 1995 are incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (File No. 33-42484) filed with Securities and Exchange Commission on October 31, 1995. The Financial Statements included are:

                        Statement of Net Assets
                        Statement of Operations
                        Statement of Changes in Net Assets
                        Financial Highlights
                        Notes to Financial Highlights

(b)       Additional Exhibits

(1) Registrant's Agreement and Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

(2) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

(5)(a) Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+F Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund is incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994.

(5)(b)    [Withdrawn]

(5)(c) Investment Advisory Agreement between Registrant and Clover Capital Management, Inc. with respect to Clover Capital Equity Value Fund and Clover Capital Fixed Income Fund is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991.

(5)(d)    [Withdrawn]

(5)(e) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., complete with schedule with respect to Turner Growth Equity Fund and form of schedule with respect to Turner Fixed Income Fund, Turner Small Cap Fund and as revised with respect to Turner Growth Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993.

(5)(f) Investment Advisory Agreement between Registrant and Oak Associates with respect to White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund is incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1992.

(5)(h) Investment Advisory Agreement between Registrant and Roulston & Company, Inc. with respect to Roulston Midwest Growth Fund, Roulston Growth and Income Fund and Roulston Government Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 11 to

          Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993.

(5)(i) Investment Advisory Agreement between Registrant and Aronson+Fogler with respect to A+P Large Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993.

(5)(j) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund is incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994.

(5)(k) Form of Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund is incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994.

(5)(l) Form of Schedule dated November 15, 1994 to the Administration Agreement is incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994.

(5)(m) Form of Investment Advisory Agreement between Registrant and Farrell-Wako Global Investment Management, Inc. with respect to Japan Alpha Fund is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 7, 1994.

(5)(n) Form of Schedule dated December 1994 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between The Advisors' Inner Circle Fund and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 7, 1994.

(5)(o) Form of Investment Advisory Agreement Between Registrant and First Manhattan Co. with respect to FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995.

(6) Distribution Agreement between Registrant and SEI Financial Services Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991.

(6)(a) Amended and Restated Distribution Agreement between Registrant and SFS is incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994.

(8)(a) Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991.

(10) Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991.

(11)      Consent of Independent Public Accountants filed herewith.

(15) Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994.

(15)(a) Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 1, 1995.

(16) Performance Quotation Computation is incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 1994.

(24) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995.

Item 25.  Persons Controlled by or under Common Control with Registrant

               See the Prospectuses and the Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). The Administrator is a subsidiary of SEI Corporation, which also controls the distributor of the Registrant, SEI Financial Services Company, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.  Number of Holders of Securities as of December 4, 1995:
                                                ----------

                                                      Number of
      Title of Class                                  Record Holders
      --------------                                  --------------
      Units of beneficial interest, without
      par value-

      Clover Capital Fixed Income Fund                    210
      Clover Capital Equity Value Fund                  1,089
      Turner Growth Equity Fund                           146
      Turner Fixed Income Fund                              1
      Turner Small Cap Fund                                60
      White Oak Growth Stock Fund                         266
      Pin Oak Aggressive Stock Fund                       403
      A+F Large-Cap Fund                                   17
      HGK Fixed Income Fund                                85
      AIG Money Market Fund Class A                       162
      AIG Money Market Fund Class B                        44
      FMC Select Fund                                       2

Item 27. Indemnification:

      Article VIII of the Agreement and Declaration of Trust filed as Exhibit
1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisor:

      Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:



NAME AND POSITION                NAME OF            CONNECTION WITH
WITH INVESTMENT ADVISOR          OTHER COMPANY      OTHER COMPANY
-----------------------          -------------      -------------
Clover Capital Management, Inc.
-------------------------------
Michael E. Jones                 None
Managing Director

Geoffrey H. Rosenberger          None
Managing Director

Turner Investment Partners, Inc.
--------------------------------
Robert E. Turner                 None
President

Mark D. Turner                   None
Secretary

Stephen J. Kneeley               None
Treasurer

Oak Associates
--------------
James D. Oelschlager             None
Chief Investment Officer/
Chief Executive Officer

NAME AND POSITION                NAME OF            CONNECTION WITH
WITH INVESTMENT ADVISOR          OTHER COMPANY      OTHER COMPANY
-----------------------          -------------      -------------
Donna Barton                     None
Trader

Margaret Ballinger               None
Client Service Manager

Douglas MacKay                   None
Research Analyst

Gloria Kline                     None
Operations Manager

Aronson+Partners
----------------
Theodore R. Aronson              None
General Partner/
Portfolio Manager

James S. Lobb                    None
General Partner/
Director of Marketing

Martha E. Ortiz                  None
General Partner/
Portfolio Manager

Kevin M. Johnson                 None
General Partner/
Portfolio Manager

HGK Asset Management, Inc.
--------------------------
Jeffrey T. Harris                None
Managing Director

Warren T. Greenhouse             None
Managing Director

Joseph E. Kutzel                 None
Managing Director

NAME AND POSITION             NAME OF             CONNECTION WITH
WITH INVESTMENT ADVISOR       OTHER COMPANY       OTHER COMPANY
-----------------------       -------------       -------------
August J. Baglio              None
Managing Director

Paul G. Kosara                None
Managing Director/
Executive Vice President

Michael Pendergast            None
Managing Director

Gregory W. Lobo               None
Vice President

AIG Capital Management Corp.
----------------------------

Robert L. Ash                 AIG Asset Management        President
Chairman                      Service, Inc.
                              AIG Asset Management, Inc.  Chairman

William N. Dooley             American International
Director                      Group, Inc.                 Treasurer
                              AIGAM International Ltd.    Director

Ronald L. Latz                American International      C.F.O. - Financial
Director                      Group, Inc.                 Services Division

Helen Stefanis                American International      Director-Structured
Director                      Group, Inc.                 Finance
                              AIG Capital Corp.           Vice President

Daniel K. Kingsbury           AIG Asset Management, Inc.  President
President/Director            AIG Asset Management
                              Services, Inc.              EVP/COO
                              AIG Equity Sales, Inc.      Vice President

Joseph K. Myers III           AIG Capital Corp.           Vice President
Managing Director/            AIG Funding, Inc.           Vice President
Portfolio Manager

                               [PAGE LEFT BLANK]

NAME AND POSITION          NAME OF                     CONNECTION WITH
WITH INVESTMENT ADVISOR    OTHER COMPANY               OTHER COMPANY
-----------------------    -------------               ---------------
Edward J. Lieber           AIG Capital Corp.           Vice President
Vice President             AIG Funding, Inc.           Vice President

John H. Blevins            AIG Asset Management, Inc.  Vice President
Vice President/
Director of
Compliance


First Manhattan Co.
-------------------
First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

The list required by this Item 28 of general partners of First Manhattan Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by First Manhattan Co. under the Advisers Act of 1940 (SEC Filed No. 801-12411).


Item 29.  Principal Underwriters:

Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

SEI Daily Income Trust                   July 15, 1982
SEI Liquid Asset Trust                   November 29, 1982
SEI Tax Exempt Trust                     December 3, 1982
SEI Index Funds                          July 10, 1985
SEI Institutional Managed Trust          January 22, 1987
SEI International Trust                  August 30, 1988
Stepstone Funds                          January 30, 1991
The Compass Capital Group of Funds       March 8, 1991
FFB Lexicon Funds                        October 18, 1991
The Pillar Funds                         February 28, 1992
CUFund                                   May 1, 1992

STI Classic Funds                        May 29, 1992
CoreFunds, Inc.                          October 30, 1992
First American Funds, Inc.               November 1, 1992
First American Investment Funds, Inc.    November 1, 1992
The Arbor Fund                           January 28, 1993
1784 Funds                               June 1, 1993
Marquis/SM/ Funds                        August 17, 1993
Morgan Grenfell Investment Trust         January 3, 1994
The PBHG Funds, Inc.                     July 16, 1993
Inventor Funds, Inc.                     August 1, 1994
The Achievement Funds Trust              December 27, 1994
Insurance Investment Products Trust      December 30, 1994
Bishop Street Funds                      January 27, 1995
CrestFunds, Inc.                         March 1, 1995
Conestoga Family of Funds                May 1, 1995

SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is 680 E. Swedesford Road, Wayne, PA 19087.



                         Position and Office                                     Positions and Offices
Name                     with Underwriter                                        with Registrant
------                   ----------------                                        ----------------
Alfred P. West, Jr.      Director, Chairman & Chief Executive Officer                    --
Henry H. Greer           Director, President & Chief Operating Officer                   --
Carmen V. Romeo          Director, Executive Vice President & Treasurer                  --
Gilbert L. Beebower      Executive Vice President                                        --
Richard B. Lieb          Executive Vice President                                        --
Charles A. Marsh         Executive Vice President-Capital Resources Division             --
Leo J. Dolan, Jr.        Senior Vice President                                           --
Carl A. Guarino          Senior Vice President                                           --
Jerome Hickey            Senior Vice President                                           --
David G. Lee             Senior Vice President                                        President
William Madden           Senior Vice President                                           --
A. Keith McDowell        Senior Vice President                                           --
Dennis J. McGonigle      Senior Vice President                                           --
Hartland J. McKeown      Senior Vice President                                           --



                         Position and Office                                       Positions and Offices
Name                     with Underwriter                                          with Registrant
------                   ----------------                                          ----------------
James V. Morris          Senior Vice President                                             --
Steven Onofrio           Senior Vice President                                             --
Kevin P. Robins          Senior Vice President & General Counsel                   Vice President, Assistant
                                                                                   Secretary
Robert Wagner            Senior Vice President                                             --
Patrick K. Walsh         Senior Vice President                                             --
Kenneth Zimmer           Senior Vice President                                             --
Robert Crudup            Managing Director                                                 --
Vic Galef                Managing Director                                                 --
Lawrence D. Hutchison    Managing Director                                                 --
Kim Kirk                 Managing Director                                                 --
John Krzeminski          Managing Director                                                 --
Carolyn McLaurin         Managing Director                                                 --
Barbara Moore            Managing Director                                                 --
Donald Pepin             Managing Director                                                 --
Mark Samuels             Managing Director                                                 --
Wayne M. Withrow         Managing Director                                                 --
Vicki Malloy             Team Leader                                                       --
Mick Duncan              Team Leader                                                       --
Robert Ludwig            Team Leader & Vice President                                      --
Jeff Drennen             Vice President                                                    --
Robert Aller             Vice President                                                    --
Steve Bendinelli         Vice President                                                    --
Cris Brookmyer           Vice President & Controller                                       --
Gordon W. Carpenter      Vice President                                                    --
Robert B. Carroll        Vice President & Assistant Secretary                   Vice President, Assistant
                                                                                Secretary
Todd Cipperman           Vice President & Assistant Secretary                   Vice President, Assistant
                                                                                Secretary
Ed Daly                  Vice President                                                    --
Lucinda Duncalfe         Vice President                                                    --
Kathy Heilig             Vice President                                                    --
Larry Hutchison          Vice President                                                    --
Michael Kantor           Vice President                                                    --
Samuel King              Vice President                                                    --
Donald H. Korytowski     Vice President                                                    --
Jack May                 Vice President                                                    --
Sandra K. Orlow          Vice President & Assistant Secretary                   Vice President, Assistant
                                                                                Secretary
Kim Rainey               Vice President                                                    --
Paul Sachs               Vice President                                                    --
Steve Smith              Vice President                                                    --
Kathryn L. Stanton       Vice President & Assistant Secretary                   Vice President, Assistant
                                                                                Secretary
Daniel Spaventa          Vice President                                                    --
William Zawaski          Vice President                                                    --

                         Position and Office                          Positions and Offices
Name                     with Underwriter                             with Registrant
------                   ----------------                             ----------------
Larry Pokora             Vice President                                      --
James Dougherty          Director of Brokerage Services                      --

Item 30. Location of Accounts and Records:

      Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

      (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
      (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

              CoreStates Bank, N.A.
              Broad & Chestnut Streets
              P.O. Box 7618
              Philadelphia, PA 19101

      (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D);
      (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

              SEI Financial Management Corporation
              680 E. Swedesford Road
              Wayne, PA 19087

      (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
      the required books and records are maintained at the principal offices of the Registrant's Advisors:

              Clover Capital Management
              11 Tobey Village Office Park
              Pittsford, NY  14534

              Turner Investment Partners, Inc.
              1235 Westlakes Drive
              Berwyn, PA 19312

              Oak Associates
              3875 Embassy Parkway
              Suite 250
              Akron, OH 44333-8334

              Aronson+Partners
              230 S. Broad Street
              20th Floor
              Philadelphia, PA 19102

              HGK Asset Management, Inc.
              17 State Street, 15th Floor
              New York, NY  10004

              AIG Capital Management Corp.
              70 Pine Street
              20th Floor
              New York, NY  10270

              First Manhattan Co.
              42 Broadway
              New York, NY  10004

Item 31. Management Services: None.

Item 32. Undertakings:


      Registrant undertakes to file a Post-Effective Amendment to this Registration Statement, containing reasonably current financial statements, which need not be certified for the Clover Capital Small Cap Value Fund within four to six months from the later of the effective date of Post-Effective Amendment No. 23 or commencement of operations of the Portfolio.


      Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, containing reasonably current financial statements, which need not be certified for the Turner Fixed Income Fund within four to six months from the later of the effective date of Post-Effective Amendment No. 11 or commencement of operations of the Portfolio.

      Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

      Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to assist in communications with other shareholders as required by the provisions of Section 16(c) of the Investment Company Act of 1940.

      Registrant hereby undertakes to furnish each prospective person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                    NOTICE


      A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 14th day of December, 1995.

                                                THE ADVISORS' INNER CIRCLE FUND

                                                By: /s/ David G. Lee
                                                    -----------------------
                                                    David G. Lee, President
ATTEST:
/s/ Jeffrey A. Cohen
---------------------------------------------------
Jeffrey A. Cohen, Controller

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


          *                  Trustee                  December 14, 1995
----------------------
John Cooney

          *                  Trustee                  December 14, 1995
----------------------
William M. Doran

          *                  Trustee                  December 14, 1995
----------------------
Frank E. Morris

          *                  Trustee                  December 14, 1995
----------------------
Robert A. Nesher

          *                  Trustee                  December 14, 1995
----------------------
Robert A. Patterson

          *                  Trustee                  December 14, 1995
----------------------
Eugene Peters

          *                  Trustee                  December 14, 1995
----------------------
James M. Storey

/s/ David G. Lee             President &              December 14, 1995
----------------------
David G. Lee                 Chief Executive Officer

/s/ Carmen V. Romeo          Treasurer                December 14, 1995
----------------------
Carmen V. Romeo

/s/ Jeffrey A. Cohen         Controller &             December 14, 1995
----------------------
Jeffrey A. Cohen             Assistant Secretary



/*/By:  /s/ David G. Lee
        --------------------------------------------------------
        David G. Lee
        Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit No. and Description                                                                Sequential Page No.
---------------------------                                                                -------------------
(1)     Registrant's Agreement and Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement on Form
        N-1A (File No. 33-42484), filed with the Securities and Exchange
        Commission on August 29, 1991.

(2) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the Securities and Exchange Commission on August 29, 1991.

(5)(a)  Administration Agreement between Registrant and SEI Financial
        Management Corporation, including schedules relating to Clover
        Capital Equity Value Fund, Clover Capital Fixed Income Fund, White
        Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston
        Midwest Growth Fund, Roulston Growth and Income Fund, Roulston
        Government Securities Fund, A+F Large-Cap Fund, Turner Fixed
        Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund,
        Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond
        Fund and HGK Fixed Income Fund is incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration
        Statement on Form N-1A (File No. 33-42484), filed with the
        Securities and Exchange Commission on June 15, 1994.

(5)(b)  [Withdrawn]

(5)(c)  Investment Advisory Agreement between Registrant and Clover
        Capital Management, Inc. with respect to Clover Capital Equity
        Value Fund and Clover Capital Fixed Income Fund is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-
        42484), filed with the Securities and Exchange Commission on October 28, 1991.

(5)(d)  [Withdrawn]

(5)(e)  Investment Advisory Agreement between Registrant and Turner
        Investment Partners, Inc., complete with schedule with respect to Turner Growth Equity Fund and form of schedule with respect to Turner Fixed Income Fund, Turner Small Cap Fund and as revised with respect to Turner Growth Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's
        Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 15, 1993.

(5)(f)  Investment Advisory Agreement between Registrant and Oak
        Associates with respect to White Oak Growth Stock Fund and Pin Oak
        Aggressive Stock Fund is incorporated herein by reference to

Exhibit No. and Description                                                                Sequential Page No.
---------------------------                                                                -------------------
          Post-Effective Amendment No. 3 to Registrant's Registration
          Statement on Form N-1A (File No. 33-42484), filed with the
          Securities and Exchange Commission on May 22, 1992.

(5)(h)    Investment Advisory Agreement between Registrant and Roulston &
          Company, Inc. with respect to Roulston Midwest Growth Fund,
          Roulston Growth and Income Fund and Roulston Government Securities
          Fund is incorporated herein by reference to Post-Effective
          Amendment No. 11 to Registrant's Registration Statement on Form N-
          1A (File No. 33-42484), filed with the Securities and Exchange
          Commission on November 15, 1993.

(5)(i)    Investment Advisory Agreement between Registrant and
          Aronson+Fogler with respect to A+P Large Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-
          42484), filed with the Securities and Exchange Commission on November 15, 1993.

(5)(j)    Investment Advisory Agreement between Registrant and HGK Asset
          Management, Inc. with respect to HGK Fixed Income Fund is incorporated herein by reference to Post-Effective Amendment No.
          15 to Registrant's Registration Statement on Form N-1A (File No.
          33-42484), filed with the Securities and Exchange Commission on June 15, 1994.

(5)(k)    Form of Investment Advisory Agreement between Registrant and AIG
          Capital Management Corp. with respect to AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No.
          17 to Registrant's Registration Statement on Form N-1A (File No.
          33-42484), filed with the Securities & Exchange Commission on
          September 19, 1994.

(5)(l)    Form of Schedule dated November 15, 1994 to the Administration
          Agreement is incorporated by reference to Post-Effective Amendment
          No. 17 to Registrant's Registration Statement on Form N-1A (File
          No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994.

(5)(m)    Form of Investment Advisory Agreement between Registrant and
          Farrell-Wako Global Investment Management, Inc. with respect to
          Japan Alpha Fund is incorporated by reference to Post-Effective
          Amendment No. 18 to Registrant's Registration Statement on Form N-
          1A (File No. 33-42484) filed with the Securities and Exchange
          Commission on October 7, 1994.

(5)(n)    Form of Schedule dated December 1994 to the Administration
          Agreement dated November 14, 1991 as amended and restated May 17,
          1994 between The Advisors' Inner Circle Fund and SEI Financial

Exhibit No. and Description                                                                Sequential Page No.
---------------------------                                                                -------------------
          Management Corporation is incorporated by reference to Post-
          Effective Amendment No. 18 to Registrant's Registration Statement
          on Form N-1A (File No. 33-42484) filed with the Securities and
          Exchange Commission on October 7, 1994.

(5)(o)    Form of Investment Advisory Agreement between Registrant and First
          Manhattan Co. with respect to FMC Select Fund incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995.

(6)       Distribution Agreement between Registrant and SEI Financial
          Services Company is incorporated herein by reference to Pre-
          Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and
          Exchange Commission on October 28, 1991.

(6)(a)    Amended and Restated Distribution Agreement between Registrant and
          SFS is incorporated herein by reference to Post-Effective
          Amendment No. 17 to Registrant's Registration Statement on Form N-
          1A (File No. 33-42484) filed with the Securities and Exchange
          Commission on September 19, 1994.

(8)(a) Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-
          42484), filed with the Securities and Exchange Commission on October 28, 1991.

(10) Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration
          Statement on Form N-1A (File No. 33-42484), filed with the
          Securities and Exchange Commission on October 28, 1991.

(11)      Consent of Independent Public Accountants filed herewith.

(15) Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to Post-Effective Amendment No.
          17 to Registrant's Registration Statement on Form N-1A (File No.
          33-42484), filed with the Securities and Exchange Commission on September 19, 1994.

(15)(a)   Rule 18f-3 Plan is incorporated herein by reference to Post-
          Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and
          Exchange Commission on February 1, 1995.

Exhibit No. and Description                                                                Sequential Page No.
---------------------------                                                                -------------------
(16)       Performance Quotation Computation is incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's
           Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 1994.

(24)       Powers of Attorney are incorporated herein by reference to Post-
           Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and
           Exchange Commission on February 1, 1995.